INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 27,187	$ 15,454
Finished products	46,863	44,094
Total inventories	$ 74,050	$ 59,548